CONTINGENCIES AND COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The recorded contingency provisions are detailed below:

Item	09.30.24	12.31.23
Other Contingencies	51,893,142	32,546,986
For Judgment of a Commercial Nature/Legal Matters	16,064,078	21,303,656
For Labor Lawsuits	941,330	1,804,458
For Claims and Cards	200	403
For Guarantees Granted	—	2,302
For Other Contingencies	34,887,534	9,436,167
For Termination Benefits	30,061,623	8,091,078
Difference due to Dollarization of Judicial Deposits Com. “A” 4686	103,780	460,143
Total	82,058,545	41,098,207